UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3723

Fidelity New York Municipal Trust

(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	October 31, 2006

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® New York Municipal
Income Fund

October 31, 2006

NFY-QTLY-1206

1.809090.102

Investments October 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.9%
	Principal Amount (000s)	Value (000s)
Guam - 0.1%
Guam Wtrwks. Auth. Wtr. and Wastewtr. Sys. Rev. 6% 7/1/25	$ 1,100	$ 1,207
New York - 95.2%
Albany Indl. Dev. Agcy. Civic Facility Rev. (College of Saint Rose Proj.) Series A, 5.5% 7/1/21 (AMBAC Insured)	2,300	2,477
Battery Park City Auth. Rev. Series A:
5.25% 11/1/16	2,000	2,199
5.25% 11/1/17	1,400	1,539
Dutchess County Indl. Dev. Agcy. Civic Facility Rev.:
(Bard College Civic Facility Proj.):
5.5% 8/1/20	4,190	4,479
5.75% 8/1/30	9,475	10,203
(Vassar College Proj.) 5.35% 9/1/40	7,000	7,475
Erie County Gen. Oblig. Series A:
5% 9/1/15 (FGIC Insured)	2,625	2,811
5% 9/1/16 (FGIC Insured)	1,680	1,794
5% 9/1/17 (FGIC Insured)	1,000	1,068
Erie County Indl. Dev. Agcy. School Facility Rev. (Buffalo City School District Proj.):
Series 2003:
5.75% 5/1/17 (FSA Insured)	8,940	9,862
5.75% 5/1/19 (FSA Insured)	1,500	1,652
5.75% 5/1/20 (FSA Insured)	1,400	1,541
5.75% 5/1/21 (FSA Insured)	1,755	1,929
5.75% 5/1/22 (FSA Insured)	4,900	5,377
5.75% 5/1/23 (FSA Insured)	1,000	1,096
Series 2004:
5.75% 5/1/17 (FSA Insured)	5,950	6,775
5.75% 5/1/23 (FSA Insured)	9,620	10,860
5.75% 5/1/26 (FSA Insured)	5,500	6,190
Geneva Indl. Dev. Auth. Civic Facilities Rev. (Hobart & William Smith Proj.) Series A, 5.375% 2/1/23 (FGIC Insured)	3,485	3,787
Grand Central District Mgmt. Assoc., Inc. 5% 1/1/14	1,000	1,075
Hempstead Town Indl. Dev. Agcy. (American Ref-Fuel Co. Proj.) 5% 12/1/10	7,000	7,241
Long Island Pwr. Auth. New York Elec. Sys. Rev.:
Series A, 5.25% 12/1/20 (FGIC Insured)	17,780	19,653
Series B, 5% 12/1/35	3,000	3,168
Series C, 5% 9/1/35	5,000	5,286
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Metropolitan Trans. Auth. Dedicated Tax Fund Series A, 5.5% 11/15/26 (FSA Insured)	$ 13,575	$ 14,908
Metropolitan Trans. Auth. Rev.:
Series A:
5.125% 11/15/31	12,150	12,816
5.5% 11/15/15 (AMBAC Insured)	1,340	1,482
5.5% 11/15/16 (AMBAC Insured)	1,000	1,106
5.5% 11/15/17 (AMBAC Insured)	1,000	1,106
5.5% 11/15/18 (AMBAC Insured)	1,700	1,880
5.5% 11/15/18 (AMBAC Insured)	2,000	2,318
5.5% 11/15/19 (FGIC Insured)	5,000	5,822
5.5% 11/15/20 (FSA Insured)	8,635	10,097
5.75% 11/15/32	10,000	11,020
Series B:
5.25% 11/15/18 (FGIC Insured)	4,000	4,358
5.25% 11/15/32	5,000	5,351
Series E, 5.5% 11/15/21 (MBIA Insured)	2,200	2,419
Series F, 5.25% 11/15/27 (MBIA Insured)	3,000	3,236
Metropolitan Trans. Auth. Svc. Contract Rev.:
(Trans. Facilities Proj.) Series 3, 7.375% 7/1/08 (Escrowed to Maturity) (c)	695	723
Series 2002 A, 5.75% 7/1/31 (AMBAC Insured)	3,025	3,307
Series 7, 5.625% 7/1/16 (Escrowed to Maturity) (c)	3,000	3,002
Series A:
5.5% 1/1/20 (MBIA Insured)	8,000	8,742
5.5% 7/1/20 (MBIA Insured)	3,000	3,278
Series B:
5.5% 7/1/19 (MBIA Insured)	3,000	3,285
5.5% 7/1/23 (MBIA Insured)	5,000	5,466
Monroe County Arpt. Auth. Arpt. Rev. 5.25% 1/1/13 (MBIA Insured) (b)	1,000	1,060
Monroe County Gen. Oblig. 6.5% 6/1/07 (AMBAC Insured)	50	51
Monroe County Indl. Dev. Agcy. Civic Facility Rev.:
(Highland Hosp. Proj.):
5% 8/1/11	1,510	1,571
5% 8/1/13	1,650	1,743
(Nazareth College Rochester Proj.) 5.25% 10/1/21 (MBIA Insured)	1,000	1,072
Nassau County Gen. Oblig. Series U, 5.25% 11/1/15 (AMBAC Insured)	2,150	2,193
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Nassau County Indl. Dev. Agcy. Civic Facility Rev. (North Shore Health Sys. Proj.):
Series 2001 A, 5.875% 11/1/11	$ 145	$ 151
Series 2001 B, 5.875% 11/1/11	1,000	1,048
Series 2001 C, 5.625% 11/1/10	620	638
Series 2001 D, 5.625% 11/1/10	1,225	1,295
Nassau County Interim Fin. Auth. Series A, 5% 11/15/18 (AMBAC Insured)	4,875	5,230
New York City Gen. Oblig.:
Series 1998 H, 5.5% 8/1/12	8,065	8,362
Series 2000 A, 6.5% 5/15/11	455	501
Series 2002 A, 5.75% 8/1/14	5,000	5,542
Series 2002 B, 5.75% 8/1/15	3,500	3,872
Series 2002 C, 5.5% 8/1/13	10,500	11,514
Series 2003 A:
5.5% 8/1/14	3,205	3,538
5.5% 8/1/20 (MBIA Insured)	7,000	7,741
Series 2003 C, 5.25% 8/1/10	5,050	5,330
Series 2003 E:
5.25% 8/1/11	5,000	5,341
5.25% 8/1/14	3,390	3,692
Series 2003 F:
5.5% 12/15/10	1,000	1,070
5.5% 12/15/11	3,700	4,013
Series 2003 J, 5.5% 6/1/20 (AMBAC Insured)	17,265	19,054
Series 2004 B, 5.25% 8/1/15	9,855	10,819
Series 2005 C, 5% 8/1/11	5,015	5,303
Series 2005 F, 5.25% 8/1/12	2,000	2,137
Series 2005 G:
5% 8/1/15	8,200	8,907
5.25% 8/1/16	9,000	9,992
5.625% 8/1/13 (MBIA Insured)	3,000	3,301
Series 2005 J, 5% 3/1/13	2,500	2,674
Series A:
5.25% 11/1/14 (MBIA Insured)	1,350	1,462
6.25% 8/1/08	1,000	1,017
Series B:
5.75% 8/1/14	3,000	3,325
6.5% 8/15/11	1,000	1,121
7.5% 2/1/07	335	336
Series C, 5.75% 3/15/27 (Pre-Refunded to 3/15/12 @ 100) (c)	935	1,037
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Gen. Oblig.: - continued
Series D, 5.25% 8/1/13	$ 1,740	$ 1,775
Series G, 5.25% 8/1/14 (AMBAC Insured)	1,635	1,754
Series H:
5.75% 3/15/13 (FSA Insured)	1,805	1,978
6% 8/1/17	345	354
Series J:
5.5% 6/1/18 (MBIA Insured)	5,000	5,527
5.5% 6/1/19	3,000	3,291
6.125% 8/1/12	60	62
Subseries 2005 F1, 5.25% 9/1/14	3,000	3,294
New York City Health & Hosp. Corp. Rev. Series A:
5.5% 2/15/16 (FSA Insured)	2,605	2,838
5.5% 2/15/17 (FSA Insured)	3,000	3,267
5.5% 2/15/18 (FSA Insured)	2,500	2,722
5.5% 2/15/19 (FSA Insured)	1,250	1,361
New York City Indl. Dev. Agcy. Civic Facility Rev.:
(New York Univ. Proj.) Series 2001, 5.375% 7/1/15 (AMBAC Insured)	1,090	1,176
(Spence School, Inc. Proj.) 5% 7/1/27	3,255	3,405
New York City Indl. Dev. Agcy. Indl. Dev. Rev. (Japan Airlines Co. Ltd. Proj.) Series 1991, 6% 11/1/15 (FSA Insured) (b)	2,070	2,093
New York City Indl. Dev. Agcy. Spl. Facilities Rev. (Terminal One Group Assoc. Proj.) 5% 1/1/08 (b)	3,735	3,784
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2001 C, 5.125% 6/15/33	3,960	4,177
Series 2002 A, 5.125% 6/15/34 (FSA Insured)	16,500	17,399
Series 7A, 4.75% 6/15/37	2,500	2,560
Series A:
5% 6/15/32	5,000	5,177
5.125% 6/15/34 (MBIA Insured)	4,200	4,429
5.25% 6/15/33 (FGIC Insured)	1,280	1,355
5.375% 6/15/15	9,650	10,519
5.375% 6/15/15 (FGIC Insured)	7,000	7,649
Series B, 5.375% 6/15/07 (Escrowed to Maturity) (c)	145	145
Series E:
5% 6/15/34	2,000	2,089
5% 6/15/38	2,975	3,104
Series G:
5.125% 6/15/32	3,000	3,141
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.: - continued
Series G:
5.125% 6/15/32 (FGIC Insured)	$ 4,750	$ 4,983
New York City Trust Cultural Resources Rev. (Museum of Modern Art Proj.) Series 2001 D, 5.125% 7/1/31 (AMBAC Insured)	3,200	3,392
New York Convention Ctr. Dev. Corp. Rev. 5% 11/15/44 (AMBAC Insured)	48,000	50,564
New York State Dorm. Auth. Lease Rev.:
Series 2003 B, 5.25%, tender 7/1/13 (XL Cap. Assurance, Inc. Insured) (a)	10,000	10,932
Series A, 5.25% 5/15/10	3,440	3,621
New York State Dorm. Auth. Revs.:
(Champlain Valley Physicians Proj.):
6% 7/1/09 (AMBAC Insured)	370	392
6% 7/1/10 (AMBAC Insured)	250	270
(City Univ. Sys. Consolidation Proj.):
Series A:
5.75% 7/1/13	6,000	6,564
5.75% 7/1/13 (AMBAC Insured)	3,000	3,289
Series C, 7.5% 7/1/10	4,995	5,366
(Colgate Univ. Proj.):
6% 7/1/16 (MBIA Insured)	1,900	2,222
6% 7/1/21 (MBIA Insured)	2,500	3,022
(Court Facilities Lease Proj.) Series A, 5.5% 5/15/21 (AMBAC Insured)	10,000	11,714
(Jewish Med. Ctr. Proj.) 5% 7/1/18 (MBIA Insured)	8,000	8,229
(Manhattanville College Proj.) 0% 7/1/10 (MBIA Insured)	2,175	1,901
(Mental Health Svcs. Facilities Impt. Proj.):
Series A, 5.75% 8/15/11 (Pre-Refunded to 2/15/07 @ 102) (c)	10	10
Series B, 5.75% 2/15/11 (Pre-Refunded to 2/15/07 @ 102) (c)	15	15
(Mental Health Svcs. Proj.) Series 2005 A, 5.75% 8/15/11	900	923
(Montefiore Med. Ctr. Proj.) Series 2000:
5.8% 8/1/30	2,920	3,177
5.85% 8/1/40	9,500	10,318
(New York & Presbyterian Hosp. Proj.) 4.4% 8/1/13 (AMBAC Insured)	315	316
(New York City Gen. Oblig. Proj.):
Series A, 5.5% 5/15/28 (AMBAC Insured)	2,700	3,263
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York State Dorm. Auth. Revs.: - continued
(New York City Gen. Oblig. Proj.):
Series B, 6% 7/1/14	$ 2,635	$ 2,891
(New York Univ. Hosp. Ctr. Proj.) Series A:
5% 7/1/13	1,130	1,165
5% 7/1/14	2,510	2,591
(New York Univ. Proj.):
Series 1, 5.5% 7/1/40 (AMBAC Insured)	3,000	3,727
Series 2:
5.5% 7/1/17 (AMBAC Insured)	755	812
5.5% 7/1/19 (AMBAC Insured)	1,705	1,828
5.5% 7/1/20 (AMBAC Insured)	860	922
Series A:
5.75% 7/1/15 (MBIA Insured)	2,295	2,644
5.75% 7/1/27 (MBIA Insured)	11,000	13,441
(North Shore Univ. Hosp. Proj.) 5.5% 11/1/14 (MBIA Insured)	1,500	1,692
(Ref. Ed. Proj.) Series B, 5.5% 3/15/22 (AMBAC Insured)	7,025	8,261
(School District Fing. Prog.):
Series 2002 D, 5.5% 10/1/17 (MBIA Insured)	10,825	11,923
Series 2002 E, 5.75% 10/1/22 (MBIA Insured)	1,485	1,637
Series 2002 H, 5.5% 10/1/17 (MBIA Insured)	2,600	2,871
Series 2002 I, 5.75% 10/1/18 (MBIA Insured)	500	559
(State Univ. Edl. Facilities Proj.):
Series A, 5.25% 5/15/15 (MBIA Insured)	8,855	9,737
Series B, 7.5% 5/15/11	1,550	1,719
(The Jamaica Hosp. Proj.) Series F:
5.1% 2/15/12 (MBIA Insured)	3,605	3,729
5.2% 2/15/13 (MBIA Insured)	6,585	6,818
(Upstate Cmnty. Colleges Proj.) Series B, 5.5% 7/1/22 (FGIC Insured)	10,090	11,890
(Winthrop-South Nassau Univ. Health Sys. Oblig. Group Proj.) Series A:
6% 7/1/14	1,095	1,202
6% 7/1/15	1,160	1,270
6% 7/1/16	1,230	1,345
(Yeshiva Univ. Proj.) Series 2001:
5.375% 7/1/13 (AMBAC Insured)	800	860
5.375% 7/1/14 (AMBAC Insured)	1,130	1,216
5.375% 7/1/16 (AMBAC Insured)	670	721
5.375% 7/1/17 (AMBAC Insured)	370	398
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York State Dorm. Auth. Revs.: - continued
Series 1990 B, 7.5% 5/15/11 (Pre-Refunded to 5/15/10 @ 100) (c)	$ 1,135	$ 1,260
Series 2000 C, 5.75% 5/15/17 (FSA Insured)	3,000	3,510
Series 2002 A, 5.75% 10/1/17 (MBIA Insured)	30,260	33,441
Series 2002 B:
6% 10/1/22 (MBIA Insured)	2,775	3,095
6% 10/1/29 (MBIA Insured)	5,600	6,225
Series 2005 B:
5.25% 7/1/20 (MBIA Insured)	3,345	3,682
5.25% 7/1/21 (MBIA Insured)	1,745	1,917
5.25% 7/1/22 (MBIA Insured)	1,835	2,011
Series A, 5.5% 5/15/20 (AMBAC Insured)	13,000	15,141
Series B:
5.25%, tender 5/15/12 (a)	10,400	11,194
6%, tender 5/15/12 (a)	11,000	12,192
New York State Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Rev.:
(New York City Muni. Wtr. Fin. Auth. Proj.):
Series B, 5.25% 6/15/16	500	543
Series C:
5.25% 7/15/16	2,340	2,547
5.25% 7/15/17	2,410	2,622
Series D:
5% 6/15/20	20,150	21,414
5.125% 6/15/31	6,900	7,330
5.375% 6/15/19	5,250	5,711
Series G, 5.25% 10/15/20	1,255	1,346
(New York City Muni. Wtr. Fin. Proj.) 5% 6/15/34	2,025	2,139
(Pooled Fing. Prog.):
Series F:
5.25% 11/15/15	2,595	2,830
5.25% 11/15/16	3,770	4,107
Series I:
5.25% 9/15/15	2,085	2,270
5.25% 9/15/17	2,395	2,592
Series 2004 D, 5% 2/15/34	12,150	12,847
Series B:
5.5% 10/15/20	3,805	4,469
5.5% 10/15/21	3,985	4,692
Series C:
5% 6/15/19	815	839
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York State Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Rev.: - continued
Series C:
5.25% 6/15/16	$ 3,500	$ 3,748
Series F:
4.875% 6/15/18	1,735	1,783
4.875% 6/15/20	2,175	2,232
5% 6/15/15	1,295	1,335
5.25% 6/15/13	1,575	1,631
Series I, 5% 6/15/24	2,000	2,118
New York State Envir. Facilities Corp. Rev. Series A:
5.25% 1/1/21 (FGIC Insured)	4,785	5,157
5.375% 1/1/16 (FGIC Insured)	2,170	2,379
New York State Envir. Facilities Corp. State Wtr. Poll. Cont. Revolving Fund Rev.:
(New York City Muni. Wtr. Fin. Auth. Proj.):
Series A, 7% 6/15/12	190	190
Series C, 5.85% 7/15/15	30	30
Series E, 6.5% 6/15/14	130	130
(Pooled Ln. Prog.) Series B, 5.2% 5/15/14	1,115	1,233
Series B, 5.2% 5/15/14 (Escrowed to Maturity) (c)	1,105	1,187
New York State Hsg. Fin. Agcy. Personal Income Tax Rev. (Econ. Dev. & Hsg. Proj.) Series A:
5.25% 9/15/16 (MBIA Insured)	1,780	1,952
5.25% 9/15/20	2,685	2,894
5.25% 3/15/21	2,230	2,399
New York State Pwr. Auth. & Gen. Purp. Rev.:
Series A, 5.25% 11/15/40	25,860	27,141
Series W, 6.5% 1/1/08 (Escrowed to Maturity) (c)	75	76
New York State Thruway Auth. Gen. Rev.:
Series 2005 G, 5.25% 1/1/27 (FSA Insured)	4,370	4,790
Series E, 5.25% 1/1/12	4,695	4,831
New York State Thruway Auth. Hwy. & Bridge Trust Fund:
Series 05B, 5% 4/1/17 (FGIC Insured)	14,300	15,609
Series B, 5.5% 4/1/20 (AMBAC Insured)	20,040	23,318
New York State Thruway Auth. Svc. Contract Rev.:
5.5% 4/1/14	11,700	12,796
5.5% 4/1/15	6,200	6,768
5.5% 4/1/16	3,665	3,991
6% 4/1/11	1,605	1,652
New York State Urban Dev. Corp. Correctional Youth Facilities Svc. Series A, 5.5%, tender 1/1/11 (a)	2,025	2,163
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York State Urban Dev. Corp. Rev.:
(State Facilities and Equip. Proj.) Series 2004 A2:
5.5% 3/15/19 (MBIA Insured)	$ 1,230	$ 1,424
5.5% 3/15/22 (MBIA Insured)	15,000	17,639
Series 2004 A2, 5.5% 3/15/21 (MBIA Insured)	23,000	26,907
New York Transitional Fin. Auth. Rev.:
Series 2002 A, 5.375% 11/15/21	3,850	4,181
Series 2003 D:
5% 2/1/31	20,025	20,963
5.25% 2/1/17 (MBIA Insured)	9,385	10,173
5.25% 2/1/19 (MBIA Insured)	8,075	8,706
Series 2003 E:
5.25% 2/1/15 (FGIC Insured)	7,250	7,892
5.25% 2/1/17 (FGIC Insured)	5,975	6,476
Series 2004 C:
5% 2/1/33 (FGIC Insured)	7,350	7,770
5.25% 2/1/14	6,000	6,606
Series A:
5.5% 11/15/17 (FGIC Insured)	6,725	7,439
5.5% 11/15/20 (FGIC Insured)	3,800	4,184
5.75% 2/15/16	85	92
Series B:
5% 8/1/32	5,000	5,248
5.25% 8/1/19	3,000	3,262
5.375% 2/1/15	3,000	3,267
Series C, 5.375% 2/1/17	1,000	1,078
Series D, 5.25% 2/1/20 (MBIA Insured)	5,000	5,394
Niagara Falls City Niagara County Pub. Impt.:
7.5% 3/1/08 (Escrowed to Maturity) (c)	85	89
7.5% 3/1/08 (MBIA Insured)	910	957
7.5% 3/1/10 (Escrowed to Maturity) (c)	95	107
7.5% 3/1/10 (MBIA Insured)	1,060	1,188
7.5% 3/1/11 (Escrowed to Maturity) (c)	105	122
7.5% 3/1/11 (MBIA Insured)	1,140	1,315
7.5% 3/1/16 (Escrowed to Maturity) (c)	90	117
7.5% 3/1/16 (MBIA Insured)	970	1,246
7.5% 3/1/17 (Escrowed to Maturity) (c)	100	132
7.5% 3/1/17 (MBIA Insured)	1,100	1,441
Niagara Falls Pub. Wtr. Auth. 5.5% 7/15/34 (XL Cap. Assurance, Inc. Insured)	1,000	1,119
Sales Tax Asset Receivables Corp. Series A, 5.25% 10/15/27 (AMBAC Insured)	4,055	4,417
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Saratoga County Indl. Dev. Agcy. (The Saratoga Hosp. Proj.) Series A, 5% 12/1/10	$ 1,095	$ 1,134
Schenectady Indl. Dev. Agcy. Civic Facility Rev. (Union College Proj.) Series A, 5.625% 7/1/31 (AMBAC Insured)	2,000	2,215
Suffolk County Indl. Dev. Agcy. Civic Facility Rev. (Huntington Hosp. Proj.) Series B, 6% 11/1/22	4,305	4,581
Taconic Hills Central School District at Craryville 5% 6/15/16 (FGIC Insured)	1,130	1,204
Tobacco Settlement Fing. Corp.:
Series A1:
5.25% 6/1/21 (AMBAC Insured)	3,255	3,508
5.25% 6/1/22 (AMBAC Insured)	5,300	5,705
5.5% 6/1/14	13,125	13,740
5.5% 6/1/15	6,700	7,107
5.5% 6/1/16	17,500	18,564
5.5% 6/1/17	7,000	7,520
5.5% 6/1/18 (MBIA Insured)	3,000	3,268
Series B1:
5% 6/1/10	1,760	1,833
5% 6/1/11	1,525	1,603
Series C1:
5% 6/1/11	3,280	3,283
5.5% 6/1/14	3,000	3,141
5.5% 6/1/15	11,800	12,517
5.5% 6/1/16	10,000	10,764
5.5% 6/1/17	3,000	3,223
5.5% 6/1/18	3,800	4,130
5.5% 6/1/19	8,000	8,785
5.5% 6/1/20	16,000	17,530
5.5% 6/1/21	10,000	10,938
5.5% 6/1/22	9,700	10,592
Triborough Bridge & Tunnel Auth. Revs.:	6,215	6,571
(Convention Ctr. Proj.) Series E, 7.25% 1/1/10 (XL Cap. Assurance, Inc. Insured)	1,100	1,178
Series 2002 A, 5.25% 1/1/19	1,100	1,178
Series 2005 A, 5.125% 1/1/22	5,290	5,610
Series A:
5% 1/1/32	3,010	3,121
5% 1/1/32 (MBIA Insured)	1,455	1,521
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Triborough Bridge & Tunnel Auth. Revs.: - continued
Series B:
5.2% 1/1/27 (Pre-Refunded to 1/1/22 @ 100) (c)	$ 2,000	$ 2,300
5.2% 1/1/27 (Pre-Refunded to 1/1/22 @ 100) (c)	2,000	2,300
5.5% 1/1/30 (Pre-Refunded to 1/1/22 @ 100) (c)	5,015	5,817
Series Q, 6.75% 1/1/09 (Escrowed to Maturity) (c)	825	857
Series Y:
5.5% 1/1/17 (Escrowed to Maturity) (c)	1,000	1,121
6.125% 1/1/21 (Escrowed to Maturity) (c)	3,200	3,913
Upper Mohawk Valley Reg'l. Wtr. Fin. Auth. Wtr. Sys. Rev. Series A, 5.125% 10/1/26 (FSA Insured)	5,000	5,105
		1,367,838
New York & New Jersey - 2.8%
Port Auth. of New York & New Jersey:
124th Series, 5% 8/1/13 (FGIC Insured) (b)	3,000	3,082
126th Series, 5.25% 5/15/37 (FGIC Insured) (b)	5,970	6,327
128th Series, 5% 11/1/19 (FSA Insured)	7,200	7,705
134th Series, 5% 1/15/39	10,000	10,534
Series 85, 5.375% 3/1/28	6,205	7,142
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/15 (MBIA Insured) (b)	5,000	5,870
		40,660
Puerto Rico - 0.8%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev.:
Series 1998, 5.75% 7/1/22 (CIFG North America Insured)	3,000	3,330
Series L, 5.25% 7/1/41 (CIFG North America Insured)	2,385	2,835
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series C, 5.5% 7/1/27 (AMBAC Insured)	1,000	1,197
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Series QQ:
5.25% 7/1/13 (XL Cap. Assurance, Inc. Insured)	1,500	1,644
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Puerto Rico - continued
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Series QQ: - continued
5.5% 7/1/16 (XL Cap. Assurance, Inc. Insured)	$ 1,000	$ 1,142
Puerto Rico Muni. Fin. Agcy. Series 2005 C, 5.25% 8/1/17 (FSA Insured)	1,000	1,128
		11,276
TOTAL INVESTMENT PORTFOLIO - 98.9% (Cost $1,385,282)	1,420,981
NET OTHER ASSETS - 1.1%	16,448
NET ASSETS - 100%	$ 1,437,429
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Interest Rate Swaps
Receive quarterly a floating rate based on BMA Municipal Swap Index and pay quarterly a fixed rate equal to 3.947% with JPMorgan Chase, Inc.	May 2037	$ 3,000	$ -
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Security collateralized by an amount sufficient to pay interest and principal.
Income Tax Information

At October 31, 2006, the aggregate cost of investment securities for income tax purposes was $1,385,145,000. Net unrealized appreciation aggregated $35,836,000, of which $37,026,000 related to appreciated investment securities and $1,190,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Swaps are marked-to-market daily based on dealer-supplied valuations. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.

or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor New York
Municipal Income Fund
Class A
Class T
Class B
Class C
Institutional Class

October 31, 2006

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity® New York Municipal
Income Fund

ASNM-QTLY-1206

1.809540.102

Investments October 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.9%
	Principal Amount (000s)	Value (000s)
Guam - 0.1%
Guam Wtrwks. Auth. Wtr. and Wastewtr. Sys. Rev. 6% 7/1/25	$ 1,100	$ 1,207
New York - 95.2%
Albany Indl. Dev. Agcy. Civic Facility Rev. (College of Saint Rose Proj.) Series A, 5.5% 7/1/21 (AMBAC Insured)	2,300	2,477
Battery Park City Auth. Rev. Series A:
5.25% 11/1/16	2,000	2,199
5.25% 11/1/17	1,400	1,539
Dutchess County Indl. Dev. Agcy. Civic Facility Rev.:
(Bard College Civic Facility Proj.):
5.5% 8/1/20	4,190	4,479
5.75% 8/1/30	9,475	10,203
(Vassar College Proj.) 5.35% 9/1/40	7,000	7,475
Erie County Gen. Oblig. Series A:
5% 9/1/15 (FGIC Insured)	2,625	2,811
5% 9/1/16 (FGIC Insured)	1,680	1,794
5% 9/1/17 (FGIC Insured)	1,000	1,068
Erie County Indl. Dev. Agcy. School Facility Rev. (Buffalo City School District Proj.):
Series 2003:
5.75% 5/1/17 (FSA Insured)	8,940	9,862
5.75% 5/1/19 (FSA Insured)	1,500	1,652
5.75% 5/1/20 (FSA Insured)	1,400	1,541
5.75% 5/1/21 (FSA Insured)	1,755	1,929
5.75% 5/1/22 (FSA Insured)	4,900	5,377
5.75% 5/1/23 (FSA Insured)	1,000	1,096
Series 2004:
5.75% 5/1/17 (FSA Insured)	5,950	6,775
5.75% 5/1/23 (FSA Insured)	9,620	10,860
5.75% 5/1/26 (FSA Insured)	5,500	6,190
Geneva Indl. Dev. Auth. Civic Facilities Rev. (Hobart & William Smith Proj.) Series A, 5.375% 2/1/23 (FGIC Insured)	3,485	3,787
Grand Central District Mgmt. Assoc., Inc. 5% 1/1/14	1,000	1,075
Hempstead Town Indl. Dev. Agcy. (American Ref-Fuel Co. Proj.) 5% 12/1/10	7,000	7,241
Long Island Pwr. Auth. New York Elec. Sys. Rev.:
Series A, 5.25% 12/1/20 (FGIC Insured)	17,780	19,653
Series B, 5% 12/1/35	3,000	3,168
Series C, 5% 9/1/35	5,000	5,286
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Metropolitan Trans. Auth. Dedicated Tax Fund Series A, 5.5% 11/15/26 (FSA Insured)	$ 13,575	$ 14,908
Metropolitan Trans. Auth. Rev.:
Series A:
5.125% 11/15/31	12,150	12,816
5.5% 11/15/15 (AMBAC Insured)	1,340	1,482
5.5% 11/15/16 (AMBAC Insured)	1,000	1,106
5.5% 11/15/17 (AMBAC Insured)	1,000	1,106
5.5% 11/15/18 (AMBAC Insured)	1,700	1,880
5.5% 11/15/18 (AMBAC Insured)	2,000	2,318
5.5% 11/15/19 (FGIC Insured)	5,000	5,822
5.5% 11/15/20 (FSA Insured)	8,635	10,097
5.75% 11/15/32	10,000	11,020
Series B:
5.25% 11/15/18 (FGIC Insured)	4,000	4,358
5.25% 11/15/32	5,000	5,351
Series E, 5.5% 11/15/21 (MBIA Insured)	2,200	2,419
Series F, 5.25% 11/15/27 (MBIA Insured)	3,000	3,236
Metropolitan Trans. Auth. Svc. Contract Rev.:
(Trans. Facilities Proj.) Series 3, 7.375% 7/1/08 (Escrowed to Maturity) (c)	695	723
Series 2002 A, 5.75% 7/1/31 (AMBAC Insured)	3,025	3,307
Series 7, 5.625% 7/1/16 (Escrowed to Maturity) (c)	3,000	3,002
Series A:
5.5% 1/1/20 (MBIA Insured)	8,000	8,742
5.5% 7/1/20 (MBIA Insured)	3,000	3,278
Series B:
5.5% 7/1/19 (MBIA Insured)	3,000	3,285
5.5% 7/1/23 (MBIA Insured)	5,000	5,466
Monroe County Arpt. Auth. Arpt. Rev. 5.25% 1/1/13 (MBIA Insured) (b)	1,000	1,060
Monroe County Gen. Oblig. 6.5% 6/1/07 (AMBAC Insured)	50	51
Monroe County Indl. Dev. Agcy. Civic Facility Rev.:
(Highland Hosp. Proj.):
5% 8/1/11	1,510	1,571
5% 8/1/13	1,650	1,743
(Nazareth College Rochester Proj.) 5.25% 10/1/21 (MBIA Insured)	1,000	1,072
Nassau County Gen. Oblig. Series U, 5.25% 11/1/15 (AMBAC Insured)	2,150	2,193
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Nassau County Indl. Dev. Agcy. Civic Facility Rev. (North Shore Health Sys. Proj.):
Series 2001 A, 5.875% 11/1/11	$ 145	$ 151
Series 2001 B, 5.875% 11/1/11	1,000	1,048
Series 2001 C, 5.625% 11/1/10	620	638
Series 2001 D, 5.625% 11/1/10	1,225	1,295
Nassau County Interim Fin. Auth. Series A, 5% 11/15/18 (AMBAC Insured)	4,875	5,230
New York City Gen. Oblig.:
Series 1998 H, 5.5% 8/1/12	8,065	8,362
Series 2000 A, 6.5% 5/15/11	455	501
Series 2002 A, 5.75% 8/1/14	5,000	5,542
Series 2002 B, 5.75% 8/1/15	3,500	3,872
Series 2002 C, 5.5% 8/1/13	10,500	11,514
Series 2003 A:
5.5% 8/1/14	3,205	3,538
5.5% 8/1/20 (MBIA Insured)	7,000	7,741
Series 2003 C, 5.25% 8/1/10	5,050	5,330
Series 2003 E:
5.25% 8/1/11	5,000	5,341
5.25% 8/1/14	3,390	3,692
Series 2003 F:
5.5% 12/15/10	1,000	1,070
5.5% 12/15/11	3,700	4,013
Series 2003 J, 5.5% 6/1/20 (AMBAC Insured)	17,265	19,054
Series 2004 B, 5.25% 8/1/15	9,855	10,819
Series 2005 C, 5% 8/1/11	5,015	5,303
Series 2005 F, 5.25% 8/1/12	2,000	2,137
Series 2005 G:
5% 8/1/15	8,200	8,907
5.25% 8/1/16	9,000	9,992
5.625% 8/1/13 (MBIA Insured)	3,000	3,301
Series 2005 J, 5% 3/1/13	2,500	2,674
Series A:
5.25% 11/1/14 (MBIA Insured)	1,350	1,462
6.25% 8/1/08	1,000	1,017
Series B:
5.75% 8/1/14	3,000	3,325
6.5% 8/15/11	1,000	1,121
7.5% 2/1/07	335	336
Series C, 5.75% 3/15/27 (Pre-Refunded to 3/15/12 @ 100) (c)	935	1,037
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Gen. Oblig.: - continued
Series D, 5.25% 8/1/13	$ 1,740	$ 1,775
Series G, 5.25% 8/1/14 (AMBAC Insured)	1,635	1,754
Series H:
5.75% 3/15/13 (FSA Insured)	1,805	1,978
6% 8/1/17	345	354
Series J:
5.5% 6/1/18 (MBIA Insured)	5,000	5,527
5.5% 6/1/19	3,000	3,291
6.125% 8/1/12	60	62
Subseries 2005 F1, 5.25% 9/1/14	3,000	3,294
New York City Health & Hosp. Corp. Rev. Series A:
5.5% 2/15/16 (FSA Insured)	2,605	2,838
5.5% 2/15/17 (FSA Insured)	3,000	3,267
5.5% 2/15/18 (FSA Insured)	2,500	2,722
5.5% 2/15/19 (FSA Insured)	1,250	1,361
New York City Indl. Dev. Agcy. Civic Facility Rev.:
(New York Univ. Proj.) Series 2001, 5.375% 7/1/15 (AMBAC Insured)	1,090	1,176
(Spence School, Inc. Proj.) 5% 7/1/27	3,255	3,405
New York City Indl. Dev. Agcy. Indl. Dev. Rev. (Japan Airlines Co. Ltd. Proj.) Series 1991, 6% 11/1/15 (FSA Insured) (b)	2,070	2,093
New York City Indl. Dev. Agcy. Spl. Facilities Rev. (Terminal One Group Assoc. Proj.) 5% 1/1/08 (b)	3,735	3,784
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2001 C, 5.125% 6/15/33	3,960	4,177
Series 2002 A, 5.125% 6/15/34 (FSA Insured)	16,500	17,399
Series 7A, 4.75% 6/15/37	2,500	2,560
Series A:
5% 6/15/32	5,000	5,177
5.125% 6/15/34 (MBIA Insured)	4,200	4,429
5.25% 6/15/33 (FGIC Insured)	1,280	1,355
5.375% 6/15/15	9,650	10,519
5.375% 6/15/15 (FGIC Insured)	7,000	7,649
Series B, 5.375% 6/15/07 (Escrowed to Maturity) (c)	145	145
Series E:
5% 6/15/34	2,000	2,089
5% 6/15/38	2,975	3,104
Series G:
5.125% 6/15/32	3,000	3,141
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.: - continued
Series G:
5.125% 6/15/32 (FGIC Insured)	$ 4,750	$ 4,983
New York City Trust Cultural Resources Rev. (Museum of Modern Art Proj.) Series 2001 D, 5.125% 7/1/31 (AMBAC Insured)	3,200	3,392
New York Convention Ctr. Dev. Corp. Rev. 5% 11/15/44 (AMBAC Insured)	48,000	50,564
New York State Dorm. Auth. Lease Rev.:
Series 2003 B, 5.25%, tender 7/1/13 (XL Cap. Assurance, Inc. Insured) (a)	10,000	10,932
Series A, 5.25% 5/15/10	3,440	3,621
New York State Dorm. Auth. Revs.:
(Champlain Valley Physicians Proj.):
6% 7/1/09 (AMBAC Insured)	370	392
6% 7/1/10 (AMBAC Insured)	250	270
(City Univ. Sys. Consolidation Proj.):
Series A:
5.75% 7/1/13	6,000	6,564
5.75% 7/1/13 (AMBAC Insured)	3,000	3,289
Series C, 7.5% 7/1/10	4,995	5,366
(Colgate Univ. Proj.):
6% 7/1/16 (MBIA Insured)	1,900	2,222
6% 7/1/21 (MBIA Insured)	2,500	3,022
(Court Facilities Lease Proj.) Series A, 5.5% 5/15/21 (AMBAC Insured)	10,000	11,714
(Jewish Med. Ctr. Proj.) 5% 7/1/18 (MBIA Insured)	8,000	8,229
(Manhattanville College Proj.) 0% 7/1/10 (MBIA Insured)	2,175	1,901
(Mental Health Svcs. Facilities Impt. Proj.):
Series A, 5.75% 8/15/11 (Pre-Refunded to 2/15/07 @ 102) (c)	10	10
Series B, 5.75% 2/15/11 (Pre-Refunded to 2/15/07 @ 102) (c)	15	15
(Mental Health Svcs. Proj.) Series 2005 A, 5.75% 8/15/11	900	923
(Montefiore Med. Ctr. Proj.) Series 2000:
5.8% 8/1/30	2,920	3,177
5.85% 8/1/40	9,500	10,318
(New York & Presbyterian Hosp. Proj.) 4.4% 8/1/13 (AMBAC Insured)	315	316
(New York City Gen. Oblig. Proj.):
Series A, 5.5% 5/15/28 (AMBAC Insured)	2,700	3,263
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York State Dorm. Auth. Revs.: - continued
(New York City Gen. Oblig. Proj.):
Series B, 6% 7/1/14	$ 2,635	$ 2,891
(New York Univ. Hosp. Ctr. Proj.) Series A:
5% 7/1/13	1,130	1,165
5% 7/1/14	2,510	2,591
(New York Univ. Proj.):
Series 1, 5.5% 7/1/40 (AMBAC Insured)	3,000	3,727
Series 2:
5.5% 7/1/17 (AMBAC Insured)	755	812
5.5% 7/1/19 (AMBAC Insured)	1,705	1,828
5.5% 7/1/20 (AMBAC Insured)	860	922
Series A:
5.75% 7/1/15 (MBIA Insured)	2,295	2,644
5.75% 7/1/27 (MBIA Insured)	11,000	13,441
(North Shore Univ. Hosp. Proj.) 5.5% 11/1/14 (MBIA Insured)	1,500	1,692
(Ref. Ed. Proj.) Series B, 5.5% 3/15/22 (AMBAC Insured)	7,025	8,261
(School District Fing. Prog.):
Series 2002 D, 5.5% 10/1/17 (MBIA Insured)	10,825	11,923
Series 2002 E, 5.75% 10/1/22 (MBIA Insured)	1,485	1,637
Series 2002 H, 5.5% 10/1/17 (MBIA Insured)	2,600	2,871
Series 2002 I, 5.75% 10/1/18 (MBIA Insured)	500	559
(State Univ. Edl. Facilities Proj.):
Series A, 5.25% 5/15/15 (MBIA Insured)	8,855	9,737
Series B, 7.5% 5/15/11	1,550	1,719
(The Jamaica Hosp. Proj.) Series F:
5.1% 2/15/12 (MBIA Insured)	3,605	3,729
5.2% 2/15/13 (MBIA Insured)	6,585	6,818
(Upstate Cmnty. Colleges Proj.) Series B, 5.5% 7/1/22 (FGIC Insured)	10,090	11,890
(Winthrop-South Nassau Univ. Health Sys. Oblig. Group Proj.) Series A:
6% 7/1/14	1,095	1,202
6% 7/1/15	1,160	1,270
6% 7/1/16	1,230	1,345
(Yeshiva Univ. Proj.) Series 2001:
5.375% 7/1/13 (AMBAC Insured)	800	860
5.375% 7/1/14 (AMBAC Insured)	1,130	1,216
5.375% 7/1/16 (AMBAC Insured)	670	721
5.375% 7/1/17 (AMBAC Insured)	370	398
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York State Dorm. Auth. Revs.: - continued
Series 1990 B, 7.5% 5/15/11 (Pre-Refunded to 5/15/10 @ 100) (c)	$ 1,135	$ 1,260
Series 2000 C, 5.75% 5/15/17 (FSA Insured)	3,000	3,510
Series 2002 A, 5.75% 10/1/17 (MBIA Insured)	30,260	33,441
Series 2002 B:
6% 10/1/22 (MBIA Insured)	2,775	3,095
6% 10/1/29 (MBIA Insured)	5,600	6,225
Series 2005 B:
5.25% 7/1/20 (MBIA Insured)	3,345	3,682
5.25% 7/1/21 (MBIA Insured)	1,745	1,917
5.25% 7/1/22 (MBIA Insured)	1,835	2,011
Series A, 5.5% 5/15/20 (AMBAC Insured)	13,000	15,141
Series B:
5.25%, tender 5/15/12 (a)	10,400	11,194
6%, tender 5/15/12 (a)	11,000	12,192
New York State Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Rev.:
(New York City Muni. Wtr. Fin. Auth. Proj.):
Series B, 5.25% 6/15/16	500	543
Series C:
5.25% 7/15/16	2,340	2,547
5.25% 7/15/17	2,410	2,622
Series D:
5% 6/15/20	20,150	21,414
5.125% 6/15/31	6,900	7,330
5.375% 6/15/19	5,250	5,711
Series G, 5.25% 10/15/20	1,255	1,346
(New York City Muni. Wtr. Fin. Proj.) 5% 6/15/34	2,025	2,139
(Pooled Fing. Prog.):
Series F:
5.25% 11/15/15	2,595	2,830
5.25% 11/15/16	3,770	4,107
Series I:
5.25% 9/15/15	2,085	2,270
5.25% 9/15/17	2,395	2,592
Series 2004 D, 5% 2/15/34	12,150	12,847
Series B:
5.5% 10/15/20	3,805	4,469
5.5% 10/15/21	3,985	4,692
Series C:
5% 6/15/19	815	839
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York State Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Rev.: - continued
Series C:
5.25% 6/15/16	$ 3,500	$ 3,748
Series F:
4.875% 6/15/18	1,735	1,783
4.875% 6/15/20	2,175	2,232
5% 6/15/15	1,295	1,335
5.25% 6/15/13	1,575	1,631
Series I, 5% 6/15/24	2,000	2,118
New York State Envir. Facilities Corp. Rev. Series A:
5.25% 1/1/21 (FGIC Insured)	4,785	5,157
5.375% 1/1/16 (FGIC Insured)	2,170	2,379
New York State Envir. Facilities Corp. State Wtr. Poll. Cont. Revolving Fund Rev.:
(New York City Muni. Wtr. Fin. Auth. Proj.):
Series A, 7% 6/15/12	190	190
Series C, 5.85% 7/15/15	30	30
Series E, 6.5% 6/15/14	130	130
(Pooled Ln. Prog.) Series B, 5.2% 5/15/14	1,115	1,233
Series B, 5.2% 5/15/14 (Escrowed to Maturity) (c)	1,105	1,187
New York State Hsg. Fin. Agcy. Personal Income Tax Rev. (Econ. Dev. & Hsg. Proj.) Series A:
5.25% 9/15/16 (MBIA Insured)	1,780	1,952
5.25% 9/15/20	2,685	2,894
5.25% 3/15/21	2,230	2,399
New York State Pwr. Auth. & Gen. Purp. Rev.:
Series A, 5.25% 11/15/40	25,860	27,141
Series W, 6.5% 1/1/08 (Escrowed to Maturity) (c)	75	76
New York State Thruway Auth. Gen. Rev.:
Series 2005 G, 5.25% 1/1/27 (FSA Insured)	4,370	4,790
Series E, 5.25% 1/1/12	4,695	4,831
New York State Thruway Auth. Hwy. & Bridge Trust Fund:
Series 05B, 5% 4/1/17 (FGIC Insured)	14,300	15,609
Series B, 5.5% 4/1/20 (AMBAC Insured)	20,040	23,318
New York State Thruway Auth. Svc. Contract Rev.:
5.5% 4/1/14	11,700	12,796
5.5% 4/1/15	6,200	6,768
5.5% 4/1/16	3,665	3,991
6% 4/1/11	1,605	1,652
New York State Urban Dev. Corp. Correctional Youth Facilities Svc. Series A, 5.5%, tender 1/1/11 (a)	2,025	2,163
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York State Urban Dev. Corp. Rev.:
(State Facilities and Equip. Proj.) Series 2004 A2:
5.5% 3/15/19 (MBIA Insured)	$ 1,230	$ 1,424
5.5% 3/15/22 (MBIA Insured)	15,000	17,639
Series 2004 A2, 5.5% 3/15/21 (MBIA Insured)	23,000	26,907
New York Transitional Fin. Auth. Rev.:
Series 2002 A, 5.375% 11/15/21	3,850	4,181
Series 2003 D:
5% 2/1/31	20,025	20,963
5.25% 2/1/17 (MBIA Insured)	9,385	10,173
5.25% 2/1/19 (MBIA Insured)	8,075	8,706
Series 2003 E:
5.25% 2/1/15 (FGIC Insured)	7,250	7,892
5.25% 2/1/17 (FGIC Insured)	5,975	6,476
Series 2004 C:
5% 2/1/33 (FGIC Insured)	7,350	7,770
5.25% 2/1/14	6,000	6,606
Series A:
5.5% 11/15/17 (FGIC Insured)	6,725	7,439
5.5% 11/15/20 (FGIC Insured)	3,800	4,184
5.75% 2/15/16	85	92
Series B:
5% 8/1/32	5,000	5,248
5.25% 8/1/19	3,000	3,262
5.375% 2/1/15	3,000	3,267
Series C, 5.375% 2/1/17	1,000	1,078
Series D, 5.25% 2/1/20 (MBIA Insured)	5,000	5,394
Niagara Falls City Niagara County Pub. Impt.:
7.5% 3/1/08 (Escrowed to Maturity) (c)	85	89
7.5% 3/1/08 (MBIA Insured)	910	957
7.5% 3/1/10 (Escrowed to Maturity) (c)	95	107
7.5% 3/1/10 (MBIA Insured)	1,060	1,188
7.5% 3/1/11 (Escrowed to Maturity) (c)	105	122
7.5% 3/1/11 (MBIA Insured)	1,140	1,315
7.5% 3/1/16 (Escrowed to Maturity) (c)	90	117
7.5% 3/1/16 (MBIA Insured)	970	1,246
7.5% 3/1/17 (Escrowed to Maturity) (c)	100	132
7.5% 3/1/17 (MBIA Insured)	1,100	1,441
Niagara Falls Pub. Wtr. Auth. 5.5% 7/15/34 (XL Cap. Assurance, Inc. Insured)	1,000	1,119
Sales Tax Asset Receivables Corp. Series A, 5.25% 10/15/27 (AMBAC Insured)	4,055	4,417
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Saratoga County Indl. Dev. Agcy. (The Saratoga Hosp. Proj.) Series A, 5% 12/1/10	$ 1,095	$ 1,134
Schenectady Indl. Dev. Agcy. Civic Facility Rev. (Union College Proj.) Series A, 5.625% 7/1/31 (AMBAC Insured)	2,000	2,215
Suffolk County Indl. Dev. Agcy. Civic Facility Rev. (Huntington Hosp. Proj.) Series B, 6% 11/1/22	4,305	4,581
Taconic Hills Central School District at Craryville 5% 6/15/16 (FGIC Insured)	1,130	1,204
Tobacco Settlement Fing. Corp.:
Series A1:
5.25% 6/1/21 (AMBAC Insured)	3,255	3,508
5.25% 6/1/22 (AMBAC Insured)	5,300	5,705
5.5% 6/1/14	13,125	13,740
5.5% 6/1/15	6,700	7,107
5.5% 6/1/16	17,500	18,564
5.5% 6/1/17	7,000	7,520
5.5% 6/1/18 (MBIA Insured)	3,000	3,268
Series B1:
5% 6/1/10	1,760	1,833
5% 6/1/11	1,525	1,603
Series C1:
5% 6/1/11	3,280	3,283
5.5% 6/1/14	3,000	3,141
5.5% 6/1/15	11,800	12,517
5.5% 6/1/16	10,000	10,764
5.5% 6/1/17	3,000	3,223
5.5% 6/1/18	3,800	4,130
5.5% 6/1/19	8,000	8,785
5.5% 6/1/20	16,000	17,530
5.5% 6/1/21	10,000	10,938
5.5% 6/1/22	9,700	10,592
Triborough Bridge & Tunnel Auth. Revs.:	6,215	6,571
(Convention Ctr. Proj.) Series E, 7.25% 1/1/10 (XL Cap. Assurance, Inc. Insured)	1,100	1,178
Series 2002 A, 5.25% 1/1/19	1,100	1,178
Series 2005 A, 5.125% 1/1/22	5,290	5,610
Series A:
5% 1/1/32	3,010	3,121
5% 1/1/32 (MBIA Insured)	1,455	1,521
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Triborough Bridge & Tunnel Auth. Revs.: - continued
Series B:
5.2% 1/1/27 (Pre-Refunded to 1/1/22 @ 100) (c)	$ 2,000	$ 2,300
5.2% 1/1/27 (Pre-Refunded to 1/1/22 @ 100) (c)	2,000	2,300
5.5% 1/1/30 (Pre-Refunded to 1/1/22 @ 100) (c)	5,015	5,817
Series Q, 6.75% 1/1/09 (Escrowed to Maturity) (c)	825	857
Series Y:
5.5% 1/1/17 (Escrowed to Maturity) (c)	1,000	1,121
6.125% 1/1/21 (Escrowed to Maturity) (c)	3,200	3,913
Upper Mohawk Valley Reg'l. Wtr. Fin. Auth. Wtr. Sys. Rev. Series A, 5.125% 10/1/26 (FSA Insured)	5,000	5,105
		1,367,838
New York & New Jersey - 2.8%
Port Auth. of New York & New Jersey:
124th Series, 5% 8/1/13 (FGIC Insured) (b)	3,000	3,082
126th Series, 5.25% 5/15/37 (FGIC Insured) (b)	5,970	6,327
128th Series, 5% 11/1/19 (FSA Insured)	7,200	7,705
134th Series, 5% 1/15/39	10,000	10,534
Series 85, 5.375% 3/1/28	6,205	7,142
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/15 (MBIA Insured) (b)	5,000	5,870
		40,660
Puerto Rico - 0.8%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev.:
Series 1998, 5.75% 7/1/22 (CIFG North America Insured)	3,000	3,330
Series L, 5.25% 7/1/41 (CIFG North America Insured)	2,385	2,835
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series C, 5.5% 7/1/27 (AMBAC Insured)	1,000	1,197
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Series QQ:
5.25% 7/1/13 (XL Cap. Assurance, Inc. Insured)	1,500	1,644
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Puerto Rico - continued
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Series QQ: - continued
5.5% 7/1/16 (XL Cap. Assurance, Inc. Insured)	$ 1,000	$ 1,142
Puerto Rico Muni. Fin. Agcy. Series 2005 C, 5.25% 8/1/17 (FSA Insured)	1,000	1,128
		11,276
TOTAL INVESTMENT PORTFOLIO - 98.9% (Cost $1,385,282)	1,420,981
NET OTHER ASSETS - 1.1%	16,448
NET ASSETS - 100%	$ 1,437,429
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Interest Rate Swaps
Receive quarterly a floating rate based on BMA Municipal Swap Index and pay quarterly a fixed rate equal to 3.947% with JPMorgan Chase, Inc.	May 2037	$ 3,000	$ -
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Security collateralized by an amount sufficient to pay interest and principal.
Income Tax Information

At October 31, 2006, the aggregate cost of investment securities for income tax purposes was $1,385,145,000. Net unrealized appreciation aggregated $35,836,000, of which $37,026,000 related to appreciated investment securities and $1,190,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Swaps are marked-to-market daily based on dealer-supplied valuations. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.

or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity New York Municipal Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity New York Municipal Trust

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	December 20, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	December 20, 2006
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	December 20, 2006